Finance debt	12 Months Ended
Dec. 31, 2023
Finance Debt
Finance debt

32.	Finance debt
32.1.	Balance by type of finance debt

In Brazil	12.31.2023	12.31.2022
Banking market	2,262	1,285
Capital market	3,130	2,896
Development banks (1)	698	723
Others	1	4
Total	6,091	4,908
Abroad
Banking market	6,303	8,387
Capital market	14,384	14,061
Export credit agency	1,870	2,443
Others	153	155
Total	22,710	25,046
Total finance debt	28,801	29,954
Current	4,322	3,576
Non-current	24,479	26,378
(1) It includes BNDES, FINAME and FINEP.

Current finance debt is composed of:

	12.31.2023	12.31.2022
Short-term debt	4	−
Current portion of long-term debt	3,776	3,111
Accrued interest on short and long-term debt	542	465
Total	4,322	3,576

The capital market balance is mainly composed of US$ 13,739 in global notes issued abroad by the wholly owned subsidiary PGF, as well as US$ 2,029 in debentures and US$ 980 in commercial notes issued by Petrobras in reais in Brazil.

The balance in global notes has maturities between 2024 to 2115 and does not require collateral. Such financing was carried out in dollars, euros and pounds, 87%, 2% and 11%, of the total global notes, respectively.

The debentures and the commercial notes, with maturities between 2024 and 2037, do not require collateral and are not convertible into shares or equity interests.

32.2.	Changes in finance debt

	In Brazil	Abroad	Total
Balance at December 31, 2022	4,907	25,047	29,954
Proceeds from finance debt	925	1,285	2,210
Repayment of principal (1)	(331)	(3,907)	(4,238)
Repayment of interest (1)	(324)	(1,640)	(1,964)
Accrued interest (2)	436	1,822	2,258
Foreign exchange/ inflation indexation charges	111	(150)	(39)
Translation adjustment	383	254	637
Modification of contractual cash flows	(17)	−	(17)
Balance at December 31, 2023	6,090	22,711	28,801

	In Brazil	Abroad	Total
Balance at December 31, 2021	4,517	31,183	35,700
Proceeds from finance debt	853	2,027	2,880
Repayment of principal (1)	(1,013)	(8,183)	(9,196)
Repayment of interest (1)	(292)	(1,554)	(1,846)
Accrued interest (2)	396	1,867	2,263
Foreign exchange/ inflation indexation charges	120	(580)	(460)
Translation adjustment	326	287	613
Balance at December 31, 2022	4,907	25,047	29,954
(1) It includes pre-payments.
(2) It includes premium and discount over notional amounts, as well as gains and losses by modifications in contractual cash flows.

In 2023, the Company repaid several finance debts, in the amount of US$ 6,171.

In the same period, the Company raised funds in the amount of US$ 2,210, notably: (i) the issuance of Global notes in the international capital market in the amount of US$ 1,235 due in 2033; and (ii) proceeds in the domestic banking market, in the amount of US$ 907.

The Company carried out an exchange operation under the terms of a US$ 519 debt in the domestic banking market, changing the term from 2024 to 2030. The modification of the contractual terms was not substantial and resulted in a gain of US$ 17 per modification.

32.3.	Reconciliation with cash flows from financing activities

			2023			2022
	Proceeds from finance debt	Repayment of principal	Repayment of interest	Proceeds from finance debt	Repayment of principal	Repayment of interest
Changes in finance debt	2,210	(4,238)	(1,964)	2,880	(9,196)	(1,846)
Repurchase of debt securities		78	−		(121)	−
Deposits linked to finance debt (1)		(33)	(14)		(17)	(4)
Net cash used in financing activities	2,210	(4,193)	(1,978)	2,880	(9,334)	(1,850)
(1) Deposits linked to finance debt with China Development Bank, with semiannual settlements in June and December.

32.4.	Summarized information on current and non-current finance debt

Maturity in	Up to 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	5 years onwards	Total (1)	Fair Value

Financing in U.S.Dollars (US$):	3,578	2,509	1,460	2,398	1,529	9,056	20,530	20,661
Floating rate debt (2)	2,773	1,915	1,119	1,716	524	428	8,475
Fixed rate debt	805	594	341	682	1,005	8,628	12,055
Average interest rate p.a.	5.5%	5.5%	6.2%	5.8%	5.4%	6.6%	6.3%
Financing in Brazilian Reais (R$):	653	257	503	149	151	4,076	5,789	6,206
Floating rate debt (3)	118	145	145	40	40	2,557	3,045
Fixed rate debt	535	112	358	109	111	1,519	2,744
Average interest rate p.a.	6.9%	6.6%	6.7%	7.2%	7.4%	6.6%	6.8%
Financing in Euro (€):	51	300	−	−	136	472	959	970
Fixed rate debt	51	300	−	−	136	472	959
Average interest rate p.a.	4.7%	4.7%	0.0%	0.0%	4.6%	4.7%	4.7%
Financing in Pound Sterling (£):	40	−	588	−	−	895	1,523	1,492
Fixed rate debt	40	−	588	−	−	895	1,523
Average interest rate p.a.	6.3%	0.0%	6.2%	0.0%	0.0%	6.6%	6.4%
Total as of December 31, 2023	4,322	3,066	2,551	2,547	1,816	14,499	28,801	29,329
Average interest rate	5.8%	5.8%	6.3%	6.1%	5.9%	6.5%	6.4%
Total as of December 31, 2022	3,576	3,943	3,079	2,523	2,892	13,941	29,954	29,853
Average interest rate	6.7%	6.5%	6.1%	6.2%	6.0%	6.6%	6.5%
(1)The average maturity of outstanding debt as of December 31, 2023 is 11.38 years (12.07 years as of December 31, 2022).
(2) Operations with variable index + fixed spread.
(3) Operations with variable index + fixed spread, if applicable.

The fair value of the Company's finance debt is mainly determined and categorized into a fair value hierarchy as follows:

•	Level 1 – quoted prices in active markets for identical liabilities, when applicable, amounting to US$ 13,971 of December 31, 2023 (US$ 13,061 of December 31, 2022); and
•	Level 2 – discounted cash flows based on discount rate determined by interpolating spot rates considering financing debts indexes proxies, taking into account their currencies and also Petrobras’ credit risk, amounting to US$ 15,358 as of December 31, 2023 (US$ 16,792 as of December 31, 2022).

Regarding the Interest Rate Benchmark Reform (IBOR Reform), there was a necessity to amend the Company's contracts referenced in these indexes, considering the end of the publication of LIBOR (London Interbank Offered Rate) in dollars (US$), of one, three and six months.

As of December 31, 2023, 23% of the Company's finance debt has been indexed to SOFR (Secured Overnight Financing Rate) and has the CSA (Credit Spread Adjustment) negotiated with the creditors serving as a parameter, while 1.0% will still undergo contractual changes to switch to this new index.

The renegotiations performed so far have been solely for the replacement of the LIBOR benchmark and are necessary as a direct consequence of the reform of the reference interest rate. In these renegotiated cash flows, the change of the index is economically equivalent to the previous basis. Thus, the changes were prospective with the recognition of interest at the new index in the applicable periods.

Therefore, the Company does not expect material effects for the contracts that will still undergo contractual changes for the new index, considering that they will occur under market conditions.

The sensitivity analysis for financial instruments subject to foreign exchange variation is set out in note 35.2.2.

A maturity schedule of the Company’s finance debt (undiscounted), including face value and interest payments is set out as follows:

Maturity	2024	2025	2026	2027	2028	2029 and thereafter	12.31.2023	12.31.2022
Principal	3,814	3,135	2,606	2,600	1,951	15,075	29,181	31,703
Interest	1,922	1,627	1,492	1,242	1,022	15,237	22,541	24,815
Total (1)	5,736	4,762	4,098	3,842	2,973	30,312	51,722	56,518
(1) A maturity schedule of the lease arrangements (nominal amounts) is set out in note 33.

32.5.	Lines of credit

						12.31.2023
Company	Financial institution	Date	Maturity	Available (Lines of Credit)	Used	Balance
Abroad
PGT BV	Syndicate of banks	12/16/2021	11/16/2026	5,000	−	5,000
PGT BV (1)	Syndicate of banks	3/27/2019	2/27/2026	2,050	−	2,050
Total				7,050	−	7,050

In Brazil
Petrobras	Banco do Brasil	3/23/2018	9/26/2026	413	−	413
Petrobras	Banco do Brasil	10/4/2018	9/5/2025	413	−	413
Transpetro	Caixa Econômica Federal	11/23/2010	Not defined	68	−	68
Total				894	−	894
(1) On June 30, 2023, Petrobras reduced part of the Revolving Credit Facility to US$ 2,050 compared to the US$ 3,250 contracted in 2019. Thus, US$ 2,050 will be available for withdrawal from July 1st, 2023, to February 27, 2026.

32.6.	Covenants and Collateral
32.6.1.	Covenants

The Company has covenants that were not in default at December 31, 2023 in its loan agreements and notes issued in the capital markets requiring, among other obligations i) the presentation of interim financial statements within 90 days of the end of each quarter (not reviewed by Independent Registered Public Accounting Firm) and audited financial statements within 120 days of the end of each fiscal year; ii) Negative Pledge / Permitted Liens clause.

Additionally, there are other non-financial obligations that the Company has to comply with: i) clauses of compliance with the laws, rules and regulations applicable to the conduct of its business including (but not limited to) environmental laws; (ii) clauses in financing agreements that require both the borrower and the guarantor to conduct their business in compliance with anti-corruption laws and anti-money laundering laws and to institute and maintain policies necessary for such compliance; and (iii) clauses in financing agreements that restrict relations with entities or even countries sanctioned primarily by the United States (including, but not limited to, the Office of Foreign Assets Control - OFAC, Department of State and Department of Commerce), the European Union and United Nations.

If the Company breaches any of the aforementioned covenants and either is incapable of remedy or continues to fail to comply with the covenants for a period ranging from 30 to 60 calendar days (depending on the contract) after it has received a written notice from the creditors specifying such default or breach and requiring it to be remedied and stating that such notice is a “Notice of Default”, this may be declared an Event of Default, and in certain cases the debt related to that contract becomes due and payable.

32.6.2.	Collateral

Most of the Company’s debt is unsecured, but certain specific funding instruments to promote economic development are collateralized. Such contracts represent 13.9% of the total financing, notably a Financing agreement with China Development Bank (CDB).

The loans obtained by structured entities are collateralized based on the projects’ assets, as well as liens on receivables of the structured entities.

Bonds issued by the Company in the capital market are unsecured.

The global notes issued by the Company in the capital market through its wholly-owned subsidiary Petrobras Global Finance B.V. – PGF are unsecured. However, Petrobras fully, unconditionally and irrevocably guarantees these notes.

Accounting policy for loans and finance debt

Loans and finance debt are initially recognized at fair value less transaction costs that are directly attributable to its issue and subsequently measured at amortized cost using the effective interest method.

When the contractual cash flows of a financial liability measured at amortized cost are renegotiated or modified and this change is not substantial, its gross carrying amount will reflect the discounted present value of its cash flows under new terms using the original effective interest rate. The difference between the book value immediately prior to such modification and the new gross carrying amount is recognized as gain or loss in the statement of income. When such modification is substantial, the original liability is extinguished and a new liability is recognized, impacting the statement of income of the period.